                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Navellier Fund Management, Inc.
                 -------------------------------
   Address:      One E. Liberty St.
                 -------------------------------
                 Reno, NV  89501
                 -------------------------------

                 -------------------------------

Form 13F File Number:    28-7408
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arjen Kuyper
         -------------------------------
Title:   Chief Operations Officer
         -------------------------------
Phone:   (775) 785-9421
         -------------------------------

Signature, Place, and Date of Signing:

Arjen Kuyper                       Reno, Nevada        February 14, 2002
-------------------------------    -----------------   -----------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                                     FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D Activision Inc                 COM              004930202    11880   456750 SH       SOLE                 456750
D Affiliated Comp Svcs  -Cl A    COM              008190100    20303   191300 SH       SOLE                 191300
D Alliant Techsystems Inc        COM              018804104    13166   170550 SH       SOLE                 170550
D Autozone Inc                   COM              053332102    21116   294100 SH       SOLE                 294100
D Ball Corp                      COM              058498106    10039   142000 SH       SOLE                 142000
D Bemis Co                       COM              081437105     7107   144500 SH       SOLE                 144500
D Boston Scientific Corp         COM              101137107    13329   552600 SH       SOLE                 552600
D Cabot Corp                     COM              127055101     7504   210200 SH       SOLE                 210200
D Cbrl Group Inc                 COM              12489V106    13928   473100 SH       SOLE                 473100
D Centex Corp                    COM              152312104    17167   300700 SH       SOLE                 300700
D Concord Efs Inc                COM              206197105    35632  1087000 SH       SOLE                1087000
D Copart Inc                     COM              217204106    18778   516300 SH       SOLE                 516300
D Cytyc Corp                     COM              232946103    13624   522000 SH       SOLE                 522000
D Diebold Inc                    COM              253651103    15343   379400 SH       SOLE                 379400
D Equifax Inc                    COM              294429105     7863   325600 SH       SOLE                 325600
D Ess Technology Inc             COM              269151106     9286   436800 SH       SOLE                 436800
D Genesis Microchip Inc          COM              371933102    12021   181800 SH       SOLE                 181800


                                       1

D Gtech Holdings Corp            COM              400518106     9656   213200 SH       SOLE                 213200
D H & R Block                    COM              093671105    26109   584100 SH       SOLE                 584100
D Itt Industries Inc             COM              450911102    11873   235100 SH       SOLE                 235100
D Johnson Controls Inc           COM              478366107    12500   154800 SH       SOLE                 154800
D Mattel Inc                     COM              577081102    10950   636600 SH       SOLE                 636600
D Mcafee.Com Corp                COM              579062100    18708   551700 SH       SOLE                 551700
D Mohawk Industries Inc          COM              608190104    11388   207500 SH       SOLE                 207500
D Nvidia Corp                    COM              67066G104    38936   582000 SH       SOLE                 582000
D Pec Solutions Inc              COM              705107100    11321   301000 SH       SOLE                 301000
D Pharmaceutical Res Inc         COM              717125108     7585   224400 SH       SOLE                 224400
D Plum Creek Timber Co Inc       COM              729251108     7422   261807 SH       SOLE                 261807
D Priority Hlthcare Cp  -Cl B    COM              74264T102    12211   347000 SH       SOLE                 347000
D Regis Corp/Mn                  COM              758932107     9773   379100 SH       SOLE                 379100
D Renal Care Group Inc           COM              759930100    10442   325300 SH       SOLE                 325300
D Ross Stores Inc                COM              778296103    12550   391200 SH       SOLE                 391200
D Sealed Air Corp                COM              81211K100    10556   258600 SH       SOLE                 258600
D Snap-On Inc                    COM              833034101     7826   232500 SH       SOLE                 232500
D St Jude Medical Inc            COM              790849103    16772   216000 SH       SOLE                 216000
D Storage Technology Cp          COM              862111200     9893   478600 SH       SOLE                 478600
D Symantec Corp                  COM              871503108    12211   184100 SH       SOLE                 184100


                                       2

D Thq Inc                        COM              872443403    13988   288600 SH       SOLE                 288600
D Tjx Companies Inc              COM              872540109    17586   441200 SH       SOLE                 441200
D Whirlpool Corp                 COM              963320106    13031   177700 SH       SOLE                 177700
D Whole Foods Market Inc         COM              966837106    14902   342100 SH       SOLE                 342100

S REPORT SUMMARY                 41 DATA RECORDS              576274

0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:
                                                           --------------------

Form 13F Information Table Value Total:                   $
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.